Notes to the Consolidated Statements of Profit and Loss and Other Comprehensive Income - Summary of Own Work Capitalized (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Statement [Line Items]
Own work capitalized	€ 3.8	€ 3.3	€ 3.4
Own work capitalized [member]
Statement [Line Items]
Own work capitalized	€ 3.8	€ 3.3	€ 3.4